Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes	$ 866
Combined net operating and capital loss carryforwards (tax effected) for state and foreign income tax purposes	890
Expiration year of operating and capital loss carryforwards	Dec. 31, 2032
Tax credit carryforwards	515
Year through which state tax credit carryforwards expire	Dec. 31, 2033
Net deposits to various taxing jurisdictions	2,303	2,372
Accrued interest and penalties included in unrecognized tax benefits balance at year end	1,034	977
Net interest and penalty expense (benefit) included in income tax expense	$ 35	$ (74)	$ (65)
Field examinations of tax returns - most recent year completed by IRS	2008
All audit periods prior to this year are closed for federal examination purposes	2003
Period Start [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2003
Period End [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2008